Taxation - Summary of Loss by Tax Jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss from Mainland China operations	¥ 2,616,828		¥ 882,229	¥ 456,596
Loss (income) from non-Mainland China operations	(43,579)		71,618	53,816
Total loss before tax and share of loss of equity-method investments	¥ 2,573,249	$ 373,086	¥ 953,847	¥ 510,412